Segment Reporting (Details) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment		Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment reporting information
Number of segments | segment										3
Net revenues		$ 41,145	$ 38,644	$ 37,169	$ 36,332	$ 37,055	$ 35,021	$ 34,602	$ 32,689	$ 153,290		$ 139,367	$ 126,761
Gross profit		7,301	6,661	6,402	6,164	6,633	6,468	6,324	5,942	26,528		25,367	23,783
Operating profit		$ 2,729	$ 2,331	$ 2,262	$ 2,132	$ 2,321	$ 2,246	$ 2,208	$ 2,024	9,454		8,799	8,037
Depreciation and amortization										2,092		1,931	1,870
Additions to property and equipment										2,367		2,136	1,984
Gain related to litigation settlement													72
Operating Segments | Pharmacy Services Segment
Segment reporting information
Net revenues	[1],[2]									100,363		88,440	76,208
Gross profit	[1],[2]									5,227		4,771	4,237
Operating profit	[1],[2]									3,989	[3]	3,514	3,086	[4]
Depreciation and amortization	[1],[2]									654		630	560
Additions to property and equipment	[1],[2]									359		308	313
Net revenues, retail co-payments										8,900		8,100	7,900
Gain related to litigation settlement													11
Operating Segments | Retail/LTC Segment
Segment reporting information
Net revenues	[1]									72,007		67,798	65,618
Gross profit	[1]									21,992		21,277	20,112
Operating profit	[1]									7,130	[3]	6,762	6,268	[4]
Depreciation and amortization	[1]									1,336		1,205	1,217
Additions to property and equipment	[1]									1,883		1,745	1,610
Gain related to litigation settlement													61
Operating Segments | Corporate Segment
Segment reporting information
Net revenues										0		0	0
Gross profit										0		0	0
Operating profit										(1,037)		(796)	(751)
Depreciation and amortization										102		96	93
Additions to property and equipment										125		83	61
Acquisition related costs										156
Payments for legal settlements										90
Intersegment Eliminations
Segment reporting information
Net revenues	[1]									(19,080)		(16,871)	(15,065)
Gross profit	[1]									(691)		(681)	(566)
Operating profit	[1]									(628)	[3]	(681)	(566)	[4]
Depreciation and amortization	[1]									0		0	0
Additions to property and equipment	[1]									$ 0		$ 0	$ 0

[1]	Intersegment eliminations relate to intersegment revenue generating activities that occur between the Pharmacy Services Segment and the Retail/LTC Segment. These occur in the following ways: when members of Pharmacy Services Segment clients (“members”) fill prescriptions at retail stores to purchase covered products, when members enrolled in programs such as Maintenance Choice® elect to pick up maintenance prescriptions at a retail drugstore instead of receiving them through the mail, or when members have prescriptions filled at long-term care facilities. When these occur, both the Pharmacy Services and Retail/LTC segments record the revenues, gross profit and operating profit on a standalone basis.
[2]	Net revenues of the Pharmacy Services Segment include approximately $8.9 billion, $8.1 billion and $7.9 billion of Retail Co-Payments for 2015, 2014 and 2013, respectively. See Note 1 to the consolidated financial statements for additional information about Retail Co-Payments.
[3]	For the year ended December 31, 2015, the Corporate Segment operating loss includes $156 million of acquisition-related transaction and integration costs and a $90 million charge related to a legacy lawsuit challenging the 1999 legal settlement by MedPartners of various securities class actions and a related derivative claim.
[4]	Consolidated operating profit for the year ended December 31, 2013 includes a $72 million gain on a legal settlement, of which, $11 million is included in the Pharmacy Services Segment and $61 million is included in the Retail/LTC Segment.